Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
United states and Canada [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	$ 193	$ 789	$ 14,603	$ 1,334
Europe [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	498	34	588	98
Total [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues by geographical area [Line Items]
Total revenues	$ 691	$ 823	$ 15,191	$ 1,432